Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Financial Instruments Not Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Equity investments designated at fair value through other comprehensive income	¥ 457	¥ 995
Financial asset at fair value through profit or loss	84	95
Derivative financial assets	0	399
Deposits relating to aircraft held under leases included in other non-current assets	140	143
Total	17,016	12,878
Derivative financial liabilities	46	141
Long-term borrowings	50,792	30,745
Lease liabilities	82,126	82,178
Total	210,251	203,297
Carrying amount [member] | Financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Derivative financial liabilities	46	141
Long-term borrowings	50,792	30,745
Lease liabilities	82,126	82,178
Total	132,964	113,064
Carrying amount [member] | Financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Equity investments designated at fair value through other comprehensive income	457	995
Financial asset at fair value through profit or loss	84	95
Derivative financial assets	0	399
Deposits relating to aircraft held under leases included in other non-current assets	140	143
Total	681	1,632
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Deposits relating to aircraft held under leases included in other non-current assets	139	142
Long-term borrowings	49,971	32,355
Total	131,203	115,008
Not measured at fair value but for which fair values are disclosed [member] | Financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Derivative financial liabilities	46	141
Long-term borrowings	49,971	32,355
Lease liabilities	81,232	82,653
Total	131,249	115,149
Not measured at fair value but for which fair values are disclosed [member] | Financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Equity investments designated at fair value through other comprehensive income	457	995
Financial asset at fair value through profit or loss	84	95
Derivative financial assets	0	399
Deposits relating to aircraft held under leases included in other non-current assets	139	142
Total	¥ 680	¥ 1,631